Quarterly Holdings Report
for
Fidelity® Emerging Markets Fund
January 31, 2022
EMF-NPRT1-0422
1.813065.117
Common Stocks - 96.4%
	Shares	Value ($)
Australia - 0.8%
Lynas Rare Earths Ltd. (a)	10,135,142	65,463,920
Bermuda - 0.5%
China Resource Gas Group Ltd.	7,910,000	39,623,140
Brazil - 2.5%
Atacadao SA	17,996,300	56,495,795
Boa Vista Servicos SA	3,039,838	3,234,418
Hapvida Participacoes e Investimentos SA (b)	29,944,600	71,391,996
Localiza Rent A Car SA	6,474,145	71,445,904
TOTAL BRAZIL		202,568,113
Canada - 0.7%
First Quantum Minerals Ltd.	2,262,500	55,728,179
Cayman Islands - 20.6%
Alibaba Group Holding Ltd. (a)	13,804,632	216,367,791
Anta Sports Products Ltd.	2,359,000	35,421,025
Chailease Holding Co. Ltd.	5,995,250	55,033,996
Hansoh Pharmaceutical Group Co. Ltd. (b)	26,470,000	54,565,568
JD.com, Inc. Class A (a)	440,947	16,712,515
Medlive Technology Co. Ltd. (b)	168,476	273,541
Meituan Class B (a)(b)	6,729,400	200,767,228
NetEase, Inc. ADR	893,600	92,362,496
Pinduoduo, Inc. ADR (a)	1,647,300	98,574,432
Sea Ltd. ADR (a)	307,800	46,265,418
Silergy Corp.	408,000	55,190,749
Tencent Holdings Ltd.	9,259,900	580,246,452
Wuxi Biologics (Cayman), Inc. (a)(b)	8,323,000	83,419,474
XP, Inc. Class A (a)	2,285,200	76,120,012
Zai Lab Ltd. ADR (a)	661,500	32,856,705
TOTAL CAYMAN ISLANDS		1,644,177,402
Chile - 0.1%
Banco de Chile	109,605,244	10,967,026
China - 8.5%
Angel Yeast Co. Ltd. (A Shares)	4,498,783	40,755,386
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	8,368,800	41,771,429
East Money Information Co. Ltd. (A Shares)	8,892,171	44,480,659
Guangzhou GRG Metrology & Test Co. Ltd. (A Shares) (a)	8,539,692	31,490,755
Kweichow Moutai Co. Ltd. (A Shares)	557,233	166,700,427
Midea Group Co. Ltd. (A Shares)	5,339,948	62,129,061
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	6,044,599	38,439,778
Shanghai Baosight Software Co. Ltd. (A Shares)	5,447,967	46,636,008
Shenzhen H&T Intelligent Control Co. Ltd. (A Shares)	10,225,249	36,769,476
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	1,446,256	73,853,799
Sinopharm Group Co. Ltd. (H Shares)	21,017,200	47,011,177
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	16,938,282	51,403,716
TOTAL CHINA		681,441,671
France - 2.4%
Hermes International SCA	36,019	54,079,599
LVMH Moet Hennessy Louis Vuitton SE	84,099	69,077,022
Sartorius Stedim Biotech	163,600	71,740,453
TOTAL FRANCE		194,897,074
Hong Kong - 2.6%
AIA Group Ltd.	5,968,200	62,306,888
Chervon Holdings Ltd. (a)	2,714,500	19,616,967
Hong Kong Exchanges and Clearing Ltd.	1,148,074	65,527,171
Hysan Development Co. Ltd.	7,146,000	21,935,404
Techtronic Industries Co. Ltd.	2,405,000	39,682,746
TOTAL HONG KONG		209,069,176
Hungary - 0.8%
Richter Gedeon PLC	2,264,100	59,674,389
India - 15.4%
Adani Ports & Special Economic Zone Ltd.	7,058,300	68,359,625
Burger King India Ltd. (a)	13,898,436	25,129,248
FSN E-Commerce Ventures Private Ltd. (a)(c)	1,693,920	31,886,389
HDFC Bank Ltd.	5,702,494	114,755,149
Housing Development Finance Corp. Ltd.	4,690,246	160,134,885
Kotak Mahindra Bank Ltd. (a)	4,768,948	119,608,283
Larsen & Toubro Ltd.	4,348,200	112,126,726
Petronet LNG Ltd.	22,707,400	65,319,689
Power Grid Corp. of India Ltd.	39,853,800	115,580,425
Reliance Industries Ltd.	7,278,518	234,712,935
Reliance Industries Ltd. sponsored GDR (b)	665,900	42,839,850
Tata Consultancy Services Ltd.	2,655,400	133,798,589
Zomato Ltd. (a)(c)	7,510,700	8,193,947
TOTAL INDIA		1,232,445,740
Indonesia - 2.0%
PT Bank Central Asia Tbk	291,783,870	155,199,067
Japan - 1.9%
Advantest Corp.	422,300	35,943,048
Hoya Corp.	512,400	66,442,060
Tokyo Electron Ltd.	107,600	52,630,728
TOTAL JAPAN		155,015,836
Kenya - 1.4%
Safaricom Ltd.	340,321,000	110,544,409
Korea (South) - 5.8%
NAVER Corp.	352,050	92,977,962
Samsung Electronics Co. Ltd.	5,972,707	371,446,102
TOTAL KOREA (SOUTH)		464,424,064
Luxembourg - 0.9%
Globant SA (a)	264,400	67,469,592
Mexico - 1.2%
Banco del Bajio SA (b)	24,056,156	51,790,474
Grupo Aeroportuario Norte S.A.B. de CV	6,882,611	46,094,275
TOTAL MEXICO		97,884,749
Multi-National - 0.5%
HKT Trust/HKT Ltd. unit	27,067,056	36,935,600
Netherlands - 3.0%
ASML Holding NV (Netherlands)	180,700	122,387,087
Ferrari NV	252,400	58,294,304
Yandex NV Series A (a)	1,173,987	56,421,815
TOTAL NETHERLANDS		237,103,206
Philippines - 0.5%
Ayala Land, Inc.	59,820,800	42,160,696
Russia - 2.1%
LUKOIL PJSC sponsored ADR	802,595	71,872,747
Sberbank of Russia	26,504,160	91,339,209
TOTAL RUSSIA		163,211,956
Saudi Arabia - 1.3%
Al Rajhi Bank	2,619,000	103,450,465
South Africa - 1.0%
Clicks Group Ltd. (d)	4,148,583	79,445,423
Sweden - 0.5%
VEF AB (a)(e)	81,129,072	42,442,932
Taiwan - 12.8%
E.SUN Financial Holdings Co. Ltd.	72,567,912	76,372,167
eMemory Technology, Inc.	1,861,000	108,731,318
Taiwan Semiconductor Manufacturing Co. Ltd.	34,150,000	790,241,132
Voltronic Power Technology Corp.	975,868	50,331,512
TOTAL TAIWAN		1,025,676,129
United States of America - 6.6%
Adobe, Inc. (a)	123,078	65,760,575
Dlocal Ltd. (d)	2,030,105	60,740,742
Lam Research Corp.	91,308	53,864,415
Maravai LifeSciences Holdings, Inc. (a)	1,744,400	50,448,048
NVIDIA Corp.	693,908	169,910,313
TaskUs, Inc. (d)	823,716	26,358,912
Thermo Fisher Scientific, Inc.	104,338	60,651,679
UiPath, Inc. Class A (a)(d)	991,100	36,204,883
TOTAL UNITED STATES OF AMERICA		523,939,567
TOTAL COMMON STOCKS (Cost $5,532,267,535)		7,700,959,521

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
Cayman Islands - 0.2%
Creditas Financial Solutions Ltd. Series F (c)(f)	64,604	20,349,123
China - 0.2%
ByteDance Ltd. Series E1 (a)(c)(f)	85,253	12,673,711
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $29,690,651)		33,022,834

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (g)	202,060,641	202,101,053
Fidelity Securities Lending Cash Central Fund 0.08% (g)(h)	48,012,158	48,016,959
TOTAL MONEY MARKET FUNDS (Cost $250,118,012)		250,118,012

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $5,812,076,198)	7,984,100,367
NET OTHER ASSETS (LIABILITIES) - 0.1%	8,174,990
NET ASSETS - 100.0%	7,992,275,357

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $505,048,131 or 6.3% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $73,103,170 or 0.9% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Affiliated company
(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	9,341,528
Creditas Financial Solutions Ltd. Series F	1/28/22	20,349,123
FSN E-Commerce Ventures Private Ltd.	10/07/20 - 10/26/20	4,649,356
Zomato Ltd.	12/09/20 - 2/10/21	5,294,723

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	104,837,920	668,719,534	571,456,401	24,511	-	-	202,101,053	0.4%
Fidelity Securities Lending Cash Central Fund 0.08%	38,984,400	261,404,357	252,371,798	18,523	-	-	48,016,959	0.2%
Total	143,822,320	930,123,891	823,828,199	43,034	-	-	250,118,012

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
VEF AB	58,759,062	-	-	-	-	(16,316,130)	42,442,932
Total	58,759,062	-	-	-	-	(16,316,130)	42,442,932

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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